Revenue per type of good or service (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
All categories [member]
Disclosure of revenue by category [line items]
Revenue	€ 184,721	€ 142,573	€ 114,477
Software (non-medical) [member]
Disclosure of revenue by category [line items]
Revenue	37,374	35,770	30,122
Software (medical) [member]
Disclosure of revenue by category [line items]
Revenue	17,045	15,619	13,404
Medical devices and services [member]
Disclosure of revenue by category [line items]
Revenue	35,207	27,222	24,506
Prototyping [member]
Disclosure of revenue by category [line items]
Revenue	27,599	28,423	27,568
End parts production [member]
Disclosure of revenue by category [line items]
Revenue	23,919	25,324	18,838
Complex metal parts production (ACTech) [member]
Disclosure of revenue by category [line items]
Revenue	43,438	9,965	0
Other category [member]
Disclosure of revenue by category [line items]
Revenue	€ 139	€ 250	€ 39